Label	Element	Value
iMGP RBA Responsible Global Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP RBA Responsible Global Allocation ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP RBA Responsible Global Allocation ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account as compared to shares of investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available as of the date of the Prospectus.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” and “Other Expenses” have been estimated for the current fiscal year. Actual expenses may be different.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been estimated for the current fiscal year. Actual expenses may be different.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example reflects the net operating expenses of the Fund that result from the contractual operating expense limitation for the period through April 30, 2023. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing its assets in a portfolio of exchange-traded vehicles that provide exposure to asset classes in various regions, countries and sectors around the globe. Under normal market conditions, the Fund invests at least 80% of its total assets in affiliated and unaffiliated ETFs and other exchange-traded products (“ETPs”) (collectively, “Underlying Vehicles”) that satisfy the ESG characteristics described below and that provide exposure to various investment asset classes, including equity and fixed income securities, real estate, commodities, currencies, cash and cash equivalents. The Underlying Vehicles are identified by the Fund’s investment sub‑advisor, Richard Bernstein Advisors, LLC (“RBA” or the “Sub‑Advisor”), using fundamental research to demonstrate favorable return potential and/or portfolio risk-management characteristics, and as being ETFs that consider Environmental, Social and Governance (“ESG”) factors as part of their investment process. RBA uses research, analytics and data from recognized third-party data providers, such as Bloomberg and FactSet, to screen broadly for ETFs and ETPs that follow ESG‑related investment strategies. RBA conducts a further qualitative review of these ETFs and ETPs to ensure that the investment methodology of each potential Underlying Vehicle qualifies it to be included in the ESG universe in the judgment of RBA, and then applies its own fundamental macroeconomic and financial analysis, described in further detail below, to build the Fund’s portfolio. RBA selects Underlying Vehicles that use ESG data/rating providers, such as MSCI and Sustainalytics, or that have their own rigorous ESG screening process, to identify potential investments. As a result, Underlying Vehicles selected by RBA will typically consider, as applicable or relevant, the following positive-screening ESG factors in determining their underlying investments: environmental assessments (involving issues such as greenhouse gas emissions, resource efficiency and waste management), social assessments (involving issues such as labor standards, occupational health & safety records, data security and product quality & safety) and/or governance assessments (involving issues such as board structure & quality, executive compensation and ownership & shareholder rights). Underlying Vehicles included in the Fund may also use negative-screening criteria to exclude certain issuers from investment, such as excluding companies with material involvement in weapons, tobacco or coal.
Dependent on the outlook for U.S. and global corporate profits, liquidity conditions, market sentiment and valuation analysis, RBA makes top‑down assessments of the relative attractiveness of various asset classes, including, among others, stocks versus bonds, Treasuries versus corporate bonds, growth versus value stocks, large‑cap versus small‑cap, cyclicals versus defensives, and emerging markets versus international developed markets versus U.S. stocks. After determining the target asset allocation mix, RBA selects the asset classes and market exposures that historically have had the most compelling characteristics given RBA’s macroeconomic assessment. With respect to its macroeconomic assessment and determination of “compelling characteristics,” RBA considers factors such as profits, investor sentiment, and liquidity; for example, a country or asset class that demonstrates accelerating profits and plentiful liquidity but negative investor sentiment would be one viewed as having compelling characteristics by RBA. Those characteristics are likely to differ depending on RBA’s assessment of the global economic and profit environments. RBA believes its expertise lies in identifying profit cycles, that is, periods of acceleration and deceleration in profits, and weighting the Fund’s investment portfolio towards the particular market segments that have the potential to outperform, while maintaining a rigorous and disciplined long-term asset allocation strategy.
The macroeconomic factors and indicators RBA uses (of which its own proprietary research represents over 90%) include the following: global market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta, a measure of the volatility of a security as compared to the overall market; estimate revisions and earnings surprises; investor sentiment; credit spreads; default rates and other factors. Individual Underlying Vehicle selection will be based on quantitative screening and risk-analysis, as well as qualitative review, to achieve desired market exposures. The portfolio is monitored on an ongoing basis and rebalanced as necessary to ensure that desired market exposures and both Underlying Vehicle and portfolio level risk controls are maintained. =
In implementing its investment strategies, the Fund may invest across the globe by accentuating various global market segments and asset classes at different times, based on RBA’s assessment of which regions, sectors, styles, or asset classes provide the most potential for positive return. Under normal market conditions, the Fund expects to invest 50‑80% of its net assets in U.S. and foreign equity securities, 20‑50% in U.S. and foreign fixed-income securities and other fixed and floating-rate income instruments, 0‑20% in commodities (primarily through the use of ETFs that invest in commodities or commodities-related investments) and/or currencies, and 0‑30% in cash and cash equivalents. The expected long-term (i.e., over a cycle of at least 10 years) target allocation of the Fund is 65% in equity securities and 35% in fixed income securities, although there is no requirement for RBA to manage the Fund within this target allocation. The Fund’s actual asset allocation may be materially different depending on market conditions, and the Fund’s asset allocation over shorter or longer market cycles may differ materially from the target.
The Fund defines foreign companies as those domiciled or principally traded outside of the U.S., or that are economically tied to foreign countries based on company operations, for example, a company that derives a substantial portion of its total revenues or earnings from business activities in a foreign country.
The Fund actively manages its exposure to a wide range of foreign countries (under normal market conditions, “wide range” meaning at least three countries outside the U.S.) relative to their weightings within the Fund’s global benchmark, the MSCI ACWI Index, by increasing or decreasing its allocation to Underlying Vehicles that have exposure to foreign companies in either a single country or across multiple countries. Countries or regions chosen for emphasis and/or de-emphasis will vary over time based on RBA’s assessment of a range of proprietary and non-proprietary quantitative indicators and its macro-economic analysis and judgment. The Fund may invest without limit in both developed and emerging markets, including frontier markets, which are a subset of emerging market countries with newer or even less developed economies and markets. Such investments may include securities denominated in foreign currencies and securities trading in the form of depositary receipts. The Fund defines equity exposures to include Underlying Vehicles that track the performance of stock indices, closed‑end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Fund defines fixed income exposures to include Underlying Vehicles that track the performance of fixed income indices, exchange-traded notes (“ETNs”), securities issued by the U.S. Government and its agencies, sovereign debt and domestic and foreign corporate bonds of any credit quality, including high yield (or “junk”) bonds, municipal obligations, mortgage-backed and asset-backed securities, inflation-linked debt securities and zero coupon bonds. The Fund may also invest in senior loans and variable rate obligations. The Fund defines commodity and currency exposures to include Underlying Vehicles that track the performance of commodity and currency indices.
The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in Underlying Vehicles, including affiliated ETFs (i.e., ETFs that are managed by an affiliate of the Advisor) and non‑affiliated ETFs, that offer exposure to asset classes in various regions, countries, and sectors around the globe. The Fund may invest up to 20% of its net assets in instruments that are not Underlying Vehicles but which the Sub‑Advisor believes will help the Fund achieve its investment objective, including futures, options, swap contracts, cash and cash equivalents, and money market funds.
RBA has discretion to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. Securities may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified view of market conditions. The Fund may also sell a security when RBA believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC). The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), total return and/or ability to meet its objective.
•	Underlying Vehicles Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETFs, ETPs or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage. Any use of leverage by Underlying Vehicles is speculative and could magnify losses. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN issuer may be unable to pay. In addition, with investments in ETNs, the Fund bears its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and performance to be lower.
•	Responsible Investing Risk: The consideration of ESG factors by the Fund and the Underlying Vehicles in making their investment decisions may select or exclude securities of certain issuers for reasons other than potential performance, and may affect the Fund’s exposure to certain issuers, industries, sectors, regions or countries. The Fund’s performance will likely differ, positively or negatively, as compared to funds that do not utilize an ESG strategy, depending on whether the Underlying Vehicles’ ESG investments are in or out of favor in the market. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used or judgment exercised by the Sub‑Advisor or the Underlying Vehicles will reflect the opinions of any particular investor. Although the investments of the Underlying Vehicles may satisfy one or more ESG factors, there is no guarantee that a company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG standards. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.
•	Equity Investing Risk. Through its investments in Underlying Vehicles, the Fund is subject to equity investing risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities held by the Underlying Vehicles could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities market generally.
•	Debt Securities and Fixed-Income Risk. Through its investments in Underlying Vehicles, the Fund is subject to debt securities and fixed-income risk. Debt securities, along with derivatives based on debt securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk, as described more fully below, refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the returns and share price of an Underlying Vehicle, and therefore of the Fund. In addition, the Fund, through its investments in Underlying Vehicles, may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Underlying Vehicle’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Underlying Vehicle to fall).

•	Foreign Investment Risk. Through its investments in Underlying Vehicles, the Fund is subject to foreign investment risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause an Underlying Vehicle, and therefore the Fund, to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, and the political and economic climates and differences in financial reporting, accounting and auditing standards in the foreign countries where the Underlying Vehicle invests or has exposure.
•	Country/Regional Risk. Through its investments in Underlying Vehicles, the Fund is subject to country and regional risk. This is the risk that world events – such as political upheaval, financial troubles, or natural disasters – will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in Underlying Vehicles that invest in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is heightened in emerging markets.
¡
Risks Associated with Europe. The Fund may invest a significant portion of its assets in Underlying Vehicles that invest in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There is uncertainty surrounding the impact of

Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

¡	Asia-Pacific Risk: The Fund may invest a significant portion of its assets in Underlying Vehicles that invest in issuers based in the Asia-Pacific region. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.
•	Emerging Markets Risk: This is the risk that the value of the Fund’s investments in Underlying Vehicles that hold emerging and frontier markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.
•	Currency Risk. The Fund’s exposure to foreign currencies through its investments in Underlying Vehicles subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
•	General Market Risk; Recent Market Events Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
U.S. and international markets have experienced volatility recently due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID‑19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID‑19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
•	Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund and Underlying Vehicles invest are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund and Underlying Vehicles may not correlate with the underlying instrument or reference assets, or the Fund’s or an Underlying Vehicle’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund’s or Underlying Vehicle’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.
•	Commodities Risk. Through its investments in Underlying Vehicles, the Fund is subject to commodities risk. Exposure to the commodities markets (including financial futures markets) may subject the Underlying Vehicles, and therefore the Fund, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
•	Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund or the Underlying Vehicle when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s or the Underlying Vehicle’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.
•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
¡	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
¡	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in‑kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in‑kind redemption process was used.
¡	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
¡	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra‑day (premium) or less than the NAV intra‑day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
¡	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•	Interest Rate Risk. Through its investments in Underlying Vehicles, the Fund is subject to interest rate risk. Prices of fixed income securities held by the Underlying Vehicles generally increase when interest rates decline and decrease when interest rates increase. The Underling Vehicles, and therefore the Fund, may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub‑Advisor. The Fund, through the Underlying Vehicles, may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of an Underlying Vehicle’s investment portfolio as a whole, as investors and markets adjust expected returns relative to such increasing rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•	Government Securities and Agency Risk. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.
•	Liquidity Risk. The Fund is subject to liquidity risk primarily due to its or the Underlying Vehicle’s investments in derivatives. Investments in derivative instruments involve the risk that the Fund or the Underlying Vehicle may be unable to sell the derivative instrument or sell it at a reasonable price.
•	Small and Medium Capitalization Company Risk. Through its investments in Underlying Vehicles, the Fund is subject to small and medium capitalization company risk. Securities of small and mid‑cap companies are generally more volatile and less liquid than the securities of large‑cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.
•
Below Investment-Grade Fixed Income Securities Risk. Through its investments in Underlying Vehicles, the Fund is subject to below investment-grade fixed income securities risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub‑advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or Sub‑Advisor’s control, including instances at third parties. The Fund, the Advisor and the Sub‑Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or the Underlying Vehicles or that could adversely impact the Fund’s or an Underlying Vehicle’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all exchange-traded funds, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced investment operations. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. Updated performance information is available on the Fund’s website at www.imgpfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced investment operations. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
iMGP RBA Responsible Global Allocation ETF | iMGP RBA Responsible Global Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[2]
One Year	rr_ExpenseExampleYear01	$ 70
Three Years	rr_ExpenseExampleYear03	$ 232

[1]	“Acquired Fund Fees and Expenses” and “Other Expenses” have been estimated for the current fiscal year. Actual expenses may be different.
[2]
Pursuant to a contractual operating expense limitation between iM Global Partner Fund Management, LLC (“iM Global” or the “Advisor”), the advisor to the Fund, and the Fund, iM Global has agreed to limit Total Annual Fund Operating Expenses (excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, extraordinary expenses and any distribution fees and expenses paid by the Fund under a Rule 12b‑ Plan) to 0.69% of the Fund’s average daily net assets for at least one year from the effective date of the Trust’s registration statement with respect to the Fund. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Any fee waiver or expense reimbursement made by iM Global pursuant to this agreement is subject to the repayment by the Fund only within three (3) years of the date such amounts were waived or reimbursed, provided that the repayment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of repayment, and the repayment is approved by the Board.